As filed with the Securities and Exchange Commission on March 31, 2008


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21167

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
          ------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
          Neuberger Berman California Intermediate Municipal Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.
-------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                    SECURITY(@)                                         RATING                           VALUE(+)
($000's omitted)                                                                    Moody's  S&P             ($000's omitted)
ARIZONA (0.8%)
       750  Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due
            7/15/17                                                                                                 775(^^)

CALIFORNIA (134.2%)
       580  Abag Fin. Au. Cert. of Participation Rev. (Channing House), Ser.
            1999, 4.90%, due 2/15/09                                                         BBB                     585(B)
     3,050  Abag Fin. Au. Cert. of Participation Rev. (Episcopal Homes
            Foundation), Ser. 1998, 5.13%, due 7/1/18                                        BBB+                  3,064(B)
     1,000  Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003 C, 5.13%,
            due 3/1/18                                                              Baa1     A-                    1,025(B)
     1,250  Alameda Co. Cert. of Participation Ref. Rev., Ser. 2001 A, (MBIA
            Insured), 5.38%, due 12/1/17                                            Aaa                            1,376
     1,285  Bay Area Governments Assoc. BART SFO Extension Rev. (Arpt. Premium
            Fare), Ser. 2002 A, (AMBAC Insured), 5.00%, due 8/1/21                  Aaa      AAA                   1,340
     1,000  Burbank Pub. Svc. Dept. Elec. Rev., Ser. 1998, (FSA Insured),
            5.13%, due 6/1/16                                                       Aaa      AAA                   1,020
       450  California Co. Tobacco Securitization Agcy. Tobacco Settlement
            Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19                         Baa3                             450
     1,750  California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001 R,
            5.00%, due 11/1/21                                                      Aaa      AAA                   1,834(B)
     2,000  California HFA Home Mtge. Rev., Ser. 2006 E, (FGIC Insured), 4.88%,
            due 2/1/17                                                              Aaa      AA                    2,059
     2,000  California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West),
            Ser. 2004 I, 4.95%, due 7/1/26 Putable 7/1/2014                         A2       A                     2,131(B)
     2,000  California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser.
            2005, 5.00%, due 11/15/21                                               A2                             2,061(B)
     1,000  California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente), Ser. 1998
            B, 5.00%, due 10/1/20                                                            AAA                   1,029(B)
       500  California Muni. Fin. Au. Ed. Rev. (American Heritage Ed.
            Foundation Proj.), Ser. 2006 A, 5.00%, due 6/1/16                                BBB-                    495(B)
     1,040  California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007,
            5.00%, due 4/1/21                                                       A2       A                     1,083
     4,000  California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec. Co.),
            Ser. 1996 A, (MBIA Insured), 5.35%, due 12/1/16                         Aaa      AAA                   4,265(B)
     1,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic
            Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23 Putable 12/1/17       Baa1     BBB+                  1,569(B)
     3,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
            Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23                         BBB                   2,910(B)
       400  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 B-1,
            (LOC: Bank of New York), 1.57%, due 2/1/08                              VMIG1    A-1+                    400(u)
     4,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
            5.75%, due 5/1/17 Pre-Refunded 5/1/12                                   Aaa      A                     5,115
     1,000  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
            5.38%, due 5/1/22 Pre-Refunded 5/1/12                                   Aaa      A                     1,122
     2,250  California St. G.O., Ser. 2002, 5.00%, due 10/1/17                      A1       A+                    2,380

See Notes to Schedule of Investments

                                                                                                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                    SECURITY(@)                                         RATING                           VALUE(+)
($000's omitted)                                                                    Moody's  S&P             ($000's omitted)
     1,000  California St. Pub. Works Board Lease (Dept. of Gen. Svc.) Rev.
            (Cap. East End Complex), Ser. 2002 A, (AMBAC Insured), 5.25%, due
            12/1/16                                                                 Aaa      AAA                   1,091
     1,095  California St. Pub. Works Board Lease Rev. (California Comm.
            Colleges), Ser. 2004 B, 5.50%, due 6/1/20                               A2       A                     1,182
     3,000  California St. Pub. Works Board Lease Rev. (Regents of the Univ. of
            California, UCLA Replacement Hosp.), Ser. 2002 A, (FSA Insured),
            5.38%, due 10/1/13                                                      Aaa      AAA                   3,335
     1,000  California St. Univ. Fresno Assoc., Inc. Rev. (Auxiliary
            Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12                  Baa3                           1,095
     2,000  California Statewide CDA Cert. of Participation Rev. (Children's
            Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19                       Baa1     BBB+                  2,020(B)
     1,765  California Statewide CDA Cert. of Participation Rev. (The Internext
            Group), Ser. 1999, 5.38%, due 4/1/17                                             BBB                   1,792(B)
     1,000  California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.), Ser.
            2005 A, 5.00%, due 3/1/20                                                        A                     1,038(B)
     5,000  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser.
            2003 A, 6.00%, due 10/1/16                                                       A+                    5,471(B)
     1,500  California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007
            A, 5.30%, due 11/1/18                                                                                  1,496(B)(^^)
     1,000  California Statewide CDA Rev. (Daughters of Charity Hlth.), Ser.
            2005 G, 5.00%, due 7/1/22                                                        BBB+                    996(B)
       500  California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007
            A, 4.80%, due 7/15/17                                                                                    481(B)(^^)
     1,020  Cerritos Pub. Fin. Au. Sub. Tax Allocation Rev. (Cerritos Redev.
            Proj.), Ser. 2002 B, 4.40%, due 11/1/16                                          BBB                   1,038
     2,550  Contra Costa Comm. College Dist. G.O., Ser. 2002, (FGIC Insured),
            5.25%, due 8/1/17                                                       Aaa      AA                    2,761
     1,365  Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home
            Park), Ser. 2007 A, 5.00%, due 12/15/21                                          A-                    1,407(B)
       820  Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007 B, 4.40%, due 9/1/12                                      812(^^)
       250  Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007 B, 4.40%, due 9/1/13                                      245(^^)
     1,000  Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002 A, (MBIA Insured),
            6.00%, due 2/1/17                                                       Aaa      AAA                   1,126
     2,835  Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev.
            Proj.), Ser. 2002, (MBIA Insured), 5.00%, due 12/1/16                   Aaa      AAA                   3,086
     2,480  Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev.
            Proj.), Ser. 2002, (MBIA Insured), 5.25%, due 12/1/17                   Aaa      AAA                   2,749
     1,000  Kings Canyon Joint Unified Sch. Dist. G.O., Ser. 2002, (FGIC
            Insured), 5.38%, due 8/1/17                                             Aaa      AA                    1,094
     1,245  Long Beach Bond Fin. Au. Tax Allocation Rev. (Downtown, North Long
            Beach, Poly High, & West Beach Redev. Proj.), Ser. 2002 A, (AMBAC
            Insured), 5.38%, due 8/1/17                                             Aaa      AAA                   1,393
       660  Long Beach Bond Fin. Au. Tax Allocation Rev. (North Long Beach
            Proj.), Ser. 2002 A, (AMBAC Insured), 5.38%, due 8/1/17                 Aaa      AAA                     723
       500  Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due
            11/1/17                                                                 Aaa      AAA                     579
     1,275  Los Angeles Co. Long Beach Unified Sch. Dist. G.O., Ser. 2002 D,
            (FSA Insured), 5.00%, due 8/1/17                                        Aaa                            1,353


See Notes to Schedule of Investments

                                                                                                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                    SECURITY(@)                                         RATING                           VALUE(+)
($000's omitted)                                                                    Moody's  S&P             ($000's omitted)
     5,000  Los Angeles Dept. of Arpts. Rev. (Los Angeles Int'l Arpt.), Ser.
            2002 A, (FGIC Insured), 5.25%, due 5/15/18                              Aaa      AA                    5,349
       500  Marin Co. Dixie Elementary Sch. Dist. G.O., Ser. 2000 A, (FSA
            Insured), 5.38%, due 8/1/17                                             Aaa      AAA                     540
     1,045  Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002, (AMBAC
            Insured), 5.00%, due 7/1/17                                             Aaa      AAA                   1,115
     1,090  Moreland Sch. Dist. Ref. G.O., Ser. 2002, (FGIC Insured), 5.13%,
            due 9/1/17                                                              Aaa      AA                    1,160
     1,000  Mountain House Pub. Fin. Au. Util. Sys. Rev., Ser. 2007, 5.00%, due
            12/1/22                                                                          A-                    1,037
       535  Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev.,
            Ser. 2002, (FGIC Insured), 5.00%, due 1/1/16                            Aaa      AA                      570
       565  Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev.,
            Ser. 2002, (FGIC Insured), 5.00%, due 1/1/17                            Aaa      AA                      597
       500  Northstar Comm. Svcs. Dist. Spl. Tax (Comm. Facs. Dist. Number 1),
            Ser. 2006, 4.70%, due 9/1/18                                                                             470(^^)
       500  Northstar Comm. Svcs. Dist. Spl. Tax (Comm. Facs. Dist. Number 1),
            Ser. 2006, 4.75%, due 9/1/19                                                                             463(^^)
     1,045  Oakland  G.O., Ser. 2002 A, (FGIC Insured), 5.00%, due 1/15/15          Aaa      AA                    1,106
     1,210  Oakland  G.O., Ser. 2002 A, (FGIC Insured), 5.00%, due 1/15/18          Aaa      AA                    1,269
       605  Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003,
            5.00%, due 9/1/16                                                                A                       670
       635  Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003,
            5.00%, due 9/1/17                                                                A                       703
     1,290  Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev.
            Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/17                    Aaa      AA                    1,404
     1,445  Oceanside Cert. of Participation Ref. Rev., Ser. 2003 A, (AMBAC
            Insured), 5.25%, due 4/1/14                                             Aaa      AAA                   1,590
     3,890  Port of Oakland Ref. Rev., Ser. 2002 N, (MBIA Insured), 5.00%, due
            11/1/13                                                                 Aaa      AAA                   4,201
     2,655  Riverside Co. Eastern Muni. Wtr. Dist. Cert. of Participation Wtr.
            & Swr. Rev., Ser. 2001 A, (FGIC Insured), 5.00%, due 7/1/19             Aaa      AA                    2,760
       440  Roseville Stone Point Comm. Fac. District Number 1 Special Tax
            Rev., Ser. 2003, 5.70%, due 9/1/17                                                                       439(^^)
     2,600  Sacramento Muni. Util. Dist. Elec. Rev., Ser. 1997 K, (AMBAC
            Insured), 5.70%, due 7/1/17                                             Aaa      AAA                   2,954
       830  San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev.
            Proj.), Ser. 2003 B, 4.80%, due 9/1/15                                  Baa2                             849
       820  San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev.
            Proj.), Ser. 2003 B, 4.90%, due 9/1/16                                  Baa2                             838
     2,000  San Diego Unified Sch. Dist. G.O., Ser. 2002 D, (FGIC Insured),
            5.25%, due 7/1/21                                                       Aaa      AA                    2,205
     3,000  San Francisco Bay Area Toll Au. Toll Bridge Rev., Ser. 2001 D,
            5.00%, due 4/1/17                                                       Aa3      AA                    3,239
     1,500  San Francisco City & Co. Int'l Arpt. Rev., Ser. 1999 23A, (FGIC
            Insured), 5.25%, due 5/1/16                                             Aaa      AA                    1,537
     5,000  San Francisco City & Co. Redev. Agcy. Lease Ref. Rev. (George R.
            Moscone Convention Ctr.), Ser. 2003, (FSA Insured), 5.00%, due
            7/1/17                                                                  Aaa      AAA                   5,318
     1,000  San Jose Arpt. Ref. Rev., Ser. 2003 B, (FSA Insured), 5.00%, due
            3/1/11                                                                  Aaa      AAA                   1,061
     1,615  San Jose Arpt. Ref. Rev., Ser. 2003 B, (FSA Insured), 5.00%, due
            3/1/12                                                                  Aaa      AAA                   1,729

See Notes to Schedule of Investments

                                                                                                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                    SECURITY(@)                                         RATING                           VALUE(+)
($000's omitted)                                                                    Moody's  S&P             ($000's omitted)
     2,500  San Jose Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002 B,
            (AMBAC Insured), 5.25%, due 6/1/17                                      Aaa      AAA                   2,710
       925  San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser.
            2002 J-1, (AMBAC Insured), 4.95%, due 12/1/22                           Aaa      AAA                     928(B)
     1,620  Santa Clara Co. Fremont Union High Sch. Dist. G.O., Ser. 2002 C,
            (FSA Insured), 5.00%, due 9/1/20                                        Aaa      AAA                   1,787
     1,000  Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser. 2003,
            6.13%, due 3/1/13                                                                                      1,015(^^)
       525  Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.40%, due
            7/1/13                                                                                                   544(^^)
       505  Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.50%, due
            7/1/14                                                                                                   524(^^)
     3,905  Solano Co. Cert. of Participation Rev., Ser. 2002, (MBIA Insured),
            5.25%, due 11/1/17                                                      Aaa      AAA                   4,363
       920  South Gate Pub. Fin. Au. Tax Allocation Rev. (South Gate Redev.
            Proj. Number 1), Ser. 2002, (XLCA Insured), 5.00%, due 9/1/16           Aaa      AAA                     972
       400  Southern Cailifornia Pub. Pwr. Au. Rev (Natural Gas Proj. Number
            1), Ser. 2007 A, 5.00%, due 11/1/18                                     Aa3      AA-                     416
     1,300  Tulare Local Hlth. Care Dist., Ser. 2007, 5.00%, due 11/1/20                                           1,279(^^)
                                                                                                                 -------
                                                                                                                 135,387
FLORIDA (0.8%)
       750  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr.
            of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                       Ba1      BB+                     770(B)

GUAM (0.7%)
       700  Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005,
            5.50%, due 7/1/16                                                       Ba2                              737

LOUISIANA (2.8%)
     1,500  Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001 A,
            5.25%, due 11/15/13                                                     Baa3     BBB                   1,566(B)
     1,250  Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev.,
            Ser. 2001 B, 5.50%, due 5/15/30                                         Baa3     BBB                   1,220
                                                                                                                 -------
                                                                                                                   2,786
NEW YORK (2.0%)
     1,000  Nassau Co. IDA Continuing Care Retirement Comm. Rev. (The Amsterdam
            Harborside), Ser. 2007 A, 5.88%, due 1/1/18                                                            1,019(^^)
       500  New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.),
            Ser. 2005 A, 6.25%, due 3/1/15                                                                           519(^^)
       500  New York City IDA Spec. Fac. Rev. (American Airlines, Inc. J.F.K.
            Int'l Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16                                 B                       529(B)
                                                                                                                 -------
                                                                                                                   2,067
NORTH CAROLINA (1.5%)
     1,405  North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev., Ser.
            2003 A, 5.50%, due 1/1/14                                               A3       A-                    1,535

OHIO (0.5%)
       500  Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone Container
            Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due 8/1/13                           CCC+                    484(n)(B)

PENNSYLVANIA (1.0%)
     1,000  Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of
            the Sisters of Christian Charity Proj.), Ser. 2001, 6.00%, due
            1/1/18                                                                           BBB                   1,036(B)

See Notes to Schedule of Investments

                                                                                                                 JANUARY 31, 2008

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                    SECURITY(@)                                         RATING                           VALUE(+)
($000's omitted)                                                                    Moody's  S&P             ($000's omitted)
PUERTO RICO (6.5%)
     1,255  Puerto Rico Children's Trust Tobacco Settlement Asset-Backed Rev.,
            Ser. 2002, 5.38%, due 5/15/33                                           Baa3     BBB                   1,255
     1,000  Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev.
            (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A, (ACA                      BBB-                  1,024(B)
            Insured), 5.25%, due 8/1/15
     3,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, (FSA Insured),
            5.25%, due 8/1/17                                                       Aaa      AAA                   3,187
     1,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, (FSA Insured),
            5.25%, due 8/1/21                                                       Aaa      AAA                   1,042
                                                                                                                 -------
                                                                                                                   6,508
TEXAS (3.2%)
       900  Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 A,
            6.75%, due 4/1/38 Putable 4/1/13                                        Caa1     CCC                     903(B)
       750  Brazos River Au. Ref. Rev. (Reliant Energy, Inc. Proj.), Ser. 1999
            B, 7.75%, due 12/1/18                                                   Ba1      BBB-                    775(B)
     1,000  Brazos River Harbor Navigation Dist. of Brazoria Co. Env. Fac. Rev.
            (Dow Chemical Co. Proj.), Ser. 2002 A-4, 5.20%, due 5/15/33 Putable              A-                    1,005(B)
            5/15/08
       500  Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004 A-1,
            6.15%, due 1/1/16                                                       Ba2                              500(B)
                                                                                                                 -------
                                                                                                                   3,183
VIRGIN ISLANDS (2.0%)
       250  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery),
            Ser. 2003, 6.13%, due 7/1/22                                            Baa3     BBB                     255
       750  Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching Fund
            Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                                                             764(^^)
     1,000  Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998,
            5.30%, due 7/1/18                                                                                      1,005(T)
                                                                                                                 -------
                                                                                                                   2,024

            TOTAL INVESTMENTS (156.0%) (COST $152,602)                                                           157,292(##)

            Cash, receivables and other assets, less liabilities (2.5%)                                            2,559

            Liquidation Value of Auction Market Preferred Shares [(58.5%)]                                      (59,000)

            TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                         $100,851

See Notes to Schedule of Investments

     NOTES TO SCHEDULE OF INVESTMENTS
     --------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services on all securities available in each service's data base. For all other securities, quotations are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At January 31, 2008, selected Fund information on a U.S. federal income tax basis was as follows:

                                            GROSS              GROSS               NET
(000'S OMITTED)           COST         UNREALIZED         UNREALIZED        UNREALIZED
NEUBERGER BERMAN                     APPRECIATION       DEPRECIATION      APPRECIATION
CALIFORNIA            $152,602             $4,997               $307            $4,690
INTERMEDIATE           469,557             17,343              1,861            15,482
NEW YORK               126,326              3,372                414             2,958

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 77%, 70%, and 67% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)  Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2008, these securities amounted to approximately $484,000 or 0.3% of net assets applicable to common shareholders for California, approximately $9,403,000 or 3.1% of net assets applicable to common shareholders for Intermediate and approximately $484,000 or 0.6% of net assets applicable to common shareholders for New York.

(^^) Not rated by a NRSRO.

(O) All or a portion of this security was purchased on a when-issued basis. At January 31, 2008, these securities amounted to $964,000 or 1.2% of net assets applicable to common shareholders for New York.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2008.

(T)  Rated BBB by Fitch Investor Services, Inc.




For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 27, 2008


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 27, 2008